Other Income - Schedule of Other Income (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2024	Apr. 30, 2023	Apr. 30, 2022
Schedule of Other Income [Line Items]
Other Income	$ 8,988	$ 20,020	$ 16,052	$ 867
Bank and other interest income [Member]
Schedule of Other Income [Line Items]
Other Income	8,988	20,020	15,945	743
Government grant [Member]
Schedule of Other Income [Line Items]
Other Income			56	117
Others [Member]
Schedule of Other Income [Line Items]
Other Income			$ 51	$ 7